Wilmington Large-Cap Strategy Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 99.9%
COMMUNICATION SERVICES − 9.6%
DIVERSIFIED TELECOMMUNICATION SERVICES − 0.7%
AST SpaceMobile, Inc.*,#	1,750	$93,048
AT&T, Inc.	70,822	1,941,231
Frontier Communications Parent, Inc.*	2,500	91,850
GCI Liberty, Inc., Class C*	253	8,412
Iridium Communications, Inc.	750	18,345
Liberty Global Ltd., Class A*	1,150	11,523
Verizon Communications, Inc.	42,550	1,819,438
		$3,983,847
ENTERTAINMENT − 1.8%
Electronic Arts, Inc.	2,660	405,623
Liberty Media Corp. - Liberty Formula One, Class C*	2,085	209,230
Liberty Media Corp. - Liberty Formula One, Class A*	105	9,463
Liberty Media Corp. - Liberty Live, Class C*	535	45,063
Liberty Media Corp. - Liberty Live, Class A*	174	14,233
Live Nation Entertainment, Inc.*	1,620	239,274
Madison Square Garden Sports Corp.*	129	26,071
Netflix, Inc.*	4,250	4,927,450
Playtika Holding Corp.	100	445
ROBLOX Corp., Class A*	5,650	778,513
Roku, Inc.*	1,300	122,408
Spotify Technology SA*	1,550	971,137
Take-Two Interactive Software, Inc.*	1,768	393,787
TKO Group Holdings, Inc.	700	117,607
Walt Disney Co. (The)	18,298	2,179,475
Warner Bros Discovery, Inc.*	22,639	298,156
		$10,737,935
INTERACTIVE MEDIA & SERVICES − 6.4%
Alphabet, Inc., Class A	58,480	11,222,312
Alphabet, Inc., Class C	47,470	9,155,064
Angi, Inc.*	498	8,078
IAC, Inc.*	600	23,580
Match Group, Inc.	2,642	90,541
Meta Platforms, Inc., Class A	21,925	16,957,672
Pinterest, Inc., Class A*	5,843	225,540
Reddit, Inc., Class A*	1,150	184,678
Trump Media & Technology Group Corp.*,#	1,050	18,470
ZoomInfo Technologies, Inc.*	7,950	86,098
		$37,972,033
MEDIA − 0.5%
Charter Communications, Inc., Class A*	932	251,043
Comcast Corp., Class A	37,650	1,251,109
Fox Corp., Class A	2,526	140,850
Fox Corp., Class B	1,090	55,743
GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—
Interpublic Group of Cos., Inc. (The)	3,818	93,923
Description	Number of Shares	Value
Liberty Broadband Corp., Class C*	1,268	$77,754
New York Times Co. (The), Class A	1,500	77,835
News Corp., Class A	4,007	117,485
News Corp., Class B#	898	30,011
Nexstar Media Group, Inc.	300	56,133
Omnicom Group, Inc.#	1,940	139,777
Sirius XM Holdings, Inc.	1,927	40,698
Trade Desk, Inc. (The), Class A*	4,550	395,668
Paramount Global, Class B	6,096	76,627
		$2,804,656
WIRELESS TELECOMMUNICATION SERVICES − 0.2%
Millicom International Cellular SA	850	34,128
T-Mobile US, Inc.	4,559	1,086,911
		$1,121,039
TOTAL COMMUNICATION SERVICES		$56,619,510
CONSUMER DISCRETIONARY − 10.5%
AUTOMOBILE COMPONENTS − 0.1%
Aptiv PLC*	2,250	154,440
BorgWarner, Inc.	2,280	83,904
Gentex Corp.	2,280	60,238
Lear Corp.	550	51,859
QuantumScape Corp.*,#	3,450	29,670
		$380,111
AUTOMOBILES − 1.7%
Ford Motor Co.	38,800	429,516
General Motors Co.	9,445	503,796
Harley-Davidson, Inc.	1,450	35,278
Lucid Group, Inc.*,#	14,345	35,289
Rivian Automotive, Inc., Class A*,#	7,600	97,812
Tesla, Inc.*	27,795	8,568,365
Thor Industries, Inc.#	495	45,040
		$9,715,096
BROADLINE RETAIL − 3.9%
Amazon.com, Inc.*	94,885	22,213,527
Coupang, Inc.*	12,500	367,875
eBay, Inc.	4,660	427,555
Etsy, Inc.*	1,100	64,097
Kohl's Corp.#	10	109
Macy's, Inc.	2,900	36,627
Ollie's Bargain Outlet Holdings, Inc.*	573	78,289
		$23,188,079
DISTRIBUTORS − 0.1%
Genuine Parts Co.	1,320	170,122
LKQ Corp.	2,668	78,626
Pool Corp.	360	110,930
		$359,678
DIVERSIFIED CONSUMER SERVICES − 0.1%
ADT, Inc.	4,110	34,319
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Bright Horizons Family Solutions, Inc.*	533	$60,282
Duolingo, Inc.*	370	128,223
Grand Canyon Education, Inc.*	300	50,589
H&R Block, Inc.	1,300	70,642
Service Corp. International	1,520	115,991
		$460,046
HOTELS, RESTAURANTS & LEISURE − 2.2%
Airbnb, Inc., Class A*	4,300	569,363
Aramark	2,733	116,316
Booking Holdings, Inc.	335	1,843,860
Boyd Gaming Corp.	600	50,940
Caesars Entertainment, Inc.*	2,010	53,627
Carnival Corp.*	10,880	323,898
Cava Group, Inc.*	1,000	88,010
Chipotle Mexican Grill, Inc.*	13,280	569,446
Choice Hotels International, Inc.#	260	33,205
Churchill Downs, Inc.	700	74,928
Darden Restaurants, Inc.	1,150	231,920
Domino's Pizza, Inc.	300	138,963
DoorDash, Inc., Class A*	3,620	905,905
DraftKings, Inc., Class A*	4,870	219,345
Dutch Bros, Inc., Class A*	1,200	71,124
Expedia Group, Inc.	1,202	216,624
Flutter Entertainment PLC*	1,700	513,842
Hilton Worldwide Holdings, Inc.	2,353	630,792
Hyatt Hotels Corp., Class A	400	56,388
Las Vegas Sands Corp.	3,270	171,348
Light & Wonder, Inc.*	800	77,056
Marriott International, Inc., Class A	2,276	600,477
McDonald's Corp.	7,009	2,103,191
MGM Resorts International*	2,100	76,545
Norwegian Cruise Line Holdings Ltd.*	4,700	120,132
Penn Entertainment, Inc.*	1,450	26,187
Planet Fitness, Inc., Class A*	878	95,869
Restaurant Brands International LP	47	3,248
Restaurant Brands International, Inc.	3,150	213,759
Royal Caribbean Cruises Ltd.	2,530	804,211
Starbucks Corp.	11,220	1,000,375
Texas Roadhouse, Inc.	700	129,591
Travel + Leisure Co.	510	30,218
Vail Resorts, Inc.	378	56,798
Viking Holdings Ltd.*	1,950	114,504
Wendy's Co. (The)	2,060	20,291
Wingstop, Inc.	250	94,335
Wyndham Hotels & Resorts, Inc.	760	65,360
Wynn Resorts Ltd.	918	100,090
Yum! Brands, Inc.	2,820	406,503
		$13,018,584
HOUSEHOLD DURABLES − 0.3%
DR Horton, Inc.	2,770	395,667
Garmin Ltd.	1,590	347,828
Leggett & Platt, Inc.	1,065	10,171
Lennar Corp., Class A	2,310	259,136
Lennar Corp., Class B#	76	8,146
Mohawk Industries, Inc.*	555	63,553
Newell Brands, Inc.	5,214	29,250
Description	Number of Shares	Value
NVR, Inc.*	30	$226,485
PulteGroup, Inc.	1,890	213,419
SharkNinja, Inc.*	650	75,465
Somnigroup International, Inc.	1,950	141,141
Toll Brothers, Inc.	1,050	124,278
TopBuild Corp.*	300	111,129
Whirlpool Corp.	535	44,426
		$2,050,094
LEISURE PRODUCTS − 0.0%**
Brunswick Corp.	750	43,718
Hasbro, Inc.	1,290	96,956
Mattel, Inc.*	3,400	57,834
YETI Holdings, Inc.*	1,050	38,577
		$237,085
SPECIALTY RETAIL − 1.8%
AutoNation, Inc.*	250	48,160
AutoZone, Inc.*	170	640,625
Bath & Body Works, Inc.	2,305	66,753
Best Buy Co., Inc.	1,880	122,313
Burlington Stores, Inc.*	645	176,059
CarMax, Inc.*	1,450	82,085
Carvana Co.*	1,250	487,712
Chewy, Inc., Class A*	2,100	77,070
Dick's Sporting Goods, Inc.	550	116,330
Five Below, Inc.*	528	72,083
Floor & Decor Holdings, Inc., Class A*	1,060	81,238
GameStop Corp., Class A*,#	4,250	95,413
Gap, Inc. (The)	2,290	44,563
Home Depot, Inc. (The)	9,830	3,612,623
Lithia Motors, Inc.	245	70,560
Lowe's Cos., Inc.	5,510	1,231,871
Murphy USA, Inc.	150	54,372
O'Reilly Automotive, Inc.*	8,400	825,888
Penske Automotive Group, Inc.	150	25,112
RH*,#	135	27,759
Ross Stores, Inc.	3,110	424,639
TJX Cos., Inc. (The)	11,020	1,372,321
Tractor Supply Co.	5,200	296,140
Ulta Beauty, Inc.*	450	231,754
Valvoline, Inc.*	1,500	52,875
Wayfair, Inc., Class A*	1,048	68,791
Williams-Sonoma, Inc.	1,210	226,330
		$10,631,439
TEXTILES, APPAREL & LUXURY GOODS − 0.3%
Amer Sports, Inc.*	1,500	56,310
Birkenstock Holding PLC*	400	20,036
Columbia Sportswear Co.	218	12,332
Crocs, Inc.*	500	49,865
Deckers Outdoor Corp.*	1,470	156,070
Lululemon Athletica, Inc.*	1,005	201,533
NIKE, Inc., Class B	11,605	866,778
On Holding AG, Class A*	2,100	101,997
PVH Corp.	620	45,520
Ralph Lauren Corp.	385	115,019
Skechers USA, Inc., Class A*	1,293	81,782
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Tapestry, Inc.	2,080	$224,702
Under Armour, Inc., Class A*	928	6,162
Under Armour, Inc., Class C*	2,150	13,545
VF Corp.	3,800	44,536
		$1,996,187
TOTAL CONSUMER DISCRETIONARY		$62,036,399
CONSUMER STAPLES − 5.1%
BEVERAGES − 1.0%
Boston Beer Co., Inc. (The), Class A*	50	10,354
Brown-Forman Corp., Class A#	50	1,432
Brown-Forman Corp., Class B	1,825	52,651
Celsius Holdings, Inc.*	1,600	72,544
Coca-Cola Co. (The)	39,140	2,657,215
Coca-Cola Consolidated, Inc.	500	55,875
Constellation Brands, Inc., Class A	1,290	215,482
Keurig Dr. Pepper, Inc.	12,650	413,022
Molson Coors Beverage Co., Class B	1,685	82,093
Monster Beverage Corp.*	6,930	407,137
PepsiCo., Inc.	13,690	1,888,125
Primo Brands Corp.	2,400	66,264
		$5,922,194
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.9%
Albertsons Cos., Inc., Class A	4,300	82,646
BJ's Wholesale Club Holdings, Inc.*	1,300	137,670
Casey's General Stores, Inc.	385	200,250
Costco Wholesale Corp.	4,470	4,200,191
Dollar General Corp.	2,150	225,535
Dollar Tree, Inc.*	2,012	228,463
Grocery Outlet Holding Corp.*	95	1,251
Kroger Co. (The)	6,150	431,115
Maplebear, Inc.*	1,800	86,346
Performance Food Group Co.*	1,450	145,580
Sprouts Farmers Market, Inc.*	950	143,963
Sysco Corp.	4,900	390,040
Target Corp.	4,510	453,255
U.S. Foods Holding Corp.*	2,300	191,659
Walgreens Boots Alliance, Inc.	7,455	86,776
Walmart, Inc.	43,480	4,260,170
		$11,264,910
FOOD PRODUCTS − 0.6%
Archer-Daniels-Midland Co.	4,800	260,064
Bunge Global SA	1,445	115,253
Conagra Brands, Inc.	4,350	79,431
Darling Ingredients, Inc.*	1,685	54,560
Flowers Foods, Inc.	1,100	17,435
Freshpet, Inc.*,#	450	30,744
General Mills, Inc.	5,350	262,043
Hershey Co. (The)	1,500	279,195
Hormel Foods Corp.	2,900	81,461
Ingredion, Inc.	600	78,924
J.M. Smucker Co. (The)	1,050	112,707
Kellanova	2,610	208,356
Kraft Heinz Co. (The)	8,250	226,545
Lamb Weston Holdings, Inc.	1,250	71,338
McCormick & Co., Inc.	2,550	180,106
Description	Number of Shares	Value
Mondelez International, Inc., Class A	12,840	$830,620
Pilgrim's Pride Corp.	250	11,848
Post Holdings, Inc.*	438	46,345
The Campbell's Co.	2,000	63,840
Tyson Foods, Inc., Class A	2,650	138,595
		$3,149,410
HOUSEHOLD PRODUCTS − 0.9%
Church & Dwight Co., Inc.	2,400	225,048
Clorox Co. (The)	1,210	151,928
Colgate-Palmolive Co.	8,170	685,054
Kimberly-Clark Corp.	3,300	411,246
Procter & Gamble Co. (The)	23,520	3,539,054
Reynolds Consumer Products, Inc.	350	7,872
		$5,020,202
PERSONAL CARE PRODUCTS − 0.1%
BellRing Brands, Inc.*	1,250	68,225
Coty, Inc., Class A*	3,940	19,109
elf Beauty, Inc.*	550	66,655
Estee Lauder Cos., Inc. (The), Class A	2,350	219,349
Kenvue, Inc.	18,800	403,072
		$776,410
TOBACCO − 0.6%
Altria Group, Inc.	16,870	1,044,928
Philip Morris International, Inc.	15,640	2,565,742
		$3,610,670
TOTAL CONSUMER STAPLES		$29,743,796
ENERGY − 3.0%
ENERGY EQUIPMENT & SERVICES − 0.2%
Baker Hughes Co.	9,990	450,049
Halliburton Co.	8,433	188,899
NOV, Inc.	3,448	43,376
Schlumberger NV	13,586	459,207
TechnipFMC PLC	4,200	152,754
Weatherford International PLC	650	36,758
		$1,331,043
OIL, GAS & CONSUMABLE FUELS − 2.8%
Antero Midstream Corp.	3,300	60,555
Antero Resources Corp.*	2,750	96,058
APA Corp.	3,890	75,038
Cheniere Energy, Inc.	2,200	518,936
Chevron Corp.	19,209	2,912,853
Chord Energy Corp.	500	55,165
Civitas Resources, Inc.	1,100	33,396
ConocoPhillips	12,697	1,210,532
Coterra Energy, Inc.	7,274	177,413
Devon Energy Corp.	6,186	205,499
Diamondback Energy, Inc.	1,897	282,008
DT Midstream, Inc.	1,075	110,435
EOG Resources, Inc.	5,530	663,711
EQT Corp.	5,900	317,125
Expand Energy Corp.	2,194	229,887
Exxon Mobil Corp.	43,486	4,854,777
HF Sinclair Corp.	1,340	58,880
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Kinder Morgan, Inc.	19,775	$554,886
Marathon Petroleum Corp.	3,100	527,589
Matador Resources Co.	1,050	52,374
New Fortress Energy, Inc.*,#	690	1,880
Occidental Petroleum Corp.	6,710	294,837
ONEOK, Inc.	6,160	505,798
Ovintiv, Inc.	2,550	105,009
Permian Resources Corp.	6,250	88,500
Phillips 66	4,090	505,442
Range Resources Corp.	2,250	82,620
Targa Resources Corp.	2,100	349,461
Texas Pacific Land Corp.	180	174,263
Valero Energy Corp.	3,120	428,407
Viper Energy, Inc.	1,210	45,569
Williams Cos., Inc. (The)	12,290	736,785
		$16,315,688
TOTAL ENERGY		$17,646,731
FINANCIALS − 14.2%
BANKS − 3.6%
Bank of America Corp.	69,000	3,261,630
Bank OZK	1,300	64,090
BOK Financial Corp.	270	27,413
Citigroup, Inc.	18,677	1,750,035
Citizens Financial Group, Inc.	4,600	219,512
Columbia Banking System, Inc.	2,498	59,452
Comerica, Inc.	1,280	86,490
Commerce Bancshares, Inc.	1,386	84,823
Cullen/Frost Bankers, Inc.	590	75,172
East West Bancorp, Inc.	1,323	132,631
Fifth Third Bancorp	6,750	280,598
First Citizens BancShares, Inc., Class A	120	239,371
First Hawaiian, Inc.	1,100	26,675
First Horizon Corp.	5,230	114,066
FNB Corp.	4,235	64,880
Huntington Bancshares, Inc.	14,796	243,098
JPMorgan Chase & Co.	28,220	8,359,893
KeyCorp.	9,944	178,196
NU Holdings Ltd., Class A*	32,400	395,928
Pinnacle Financial Partners, Inc.	830	72,949
PNC Financial Services Group, Inc. (The)	4,010	762,983
Popular, Inc.	788	90,289
Prosperity Bancshares, Inc.	1,173	78,145
Regions Financial Corp.	9,506	240,787
SouthState Corp.	950	89,462
Synovus Financial Corp.	1,494	70,577
Truist Financial Corp.	13,557	592,576
U.S. Bancorp	15,875	713,740
Webster Financial Corp.	1,762	101,579
Wells Fargo & Co.	32,875	2,650,711
Western Alliance Bancorp	1,150	89,194
Wintrust Financial Corp.	700	89,586
Zions Bancorp NA	1,490	79,894
		$21,386,425
CAPITAL MARKETS − 3.8%
Affiliated Managers Group, Inc.	270	56,665
Description	Number of Shares	Value
Ameriprise Financial, Inc.	940	$487,099
Ares Management Corp., Class A	1,850	343,230
Bank of New York Mellon Corp. (The)	7,470	757,831
Blackrock, Inc.	1,540	1,703,255
Blackstone, Inc.	7,315	1,265,202
Blue Owl Capital, Inc.	5,970	115,520
Brookfield Asset Management Ltd., Class A	3,800	234,346
Carlyle Group, Inc. (The)	2,600	157,716
Cboe Global Markets, Inc.	1,050	253,092
Charles Schwab Corp. (The)	17,155	1,676,558
CME Group, Inc.	3,650	1,015,722
Coinbase Global, Inc., Class A*	2,095	791,407
Evercore, Inc., Class A	350	105,399
FactSet Research Systems, Inc.	390	157,131
Franklin Resources, Inc.	2,720	65,280
Freedom Holding Corp.*,#	200	37,163
Goldman Sachs Group, Inc. (The)	3,060	2,214,185
Hamilton Lane, Inc., Class A	400	60,920
Houlihan Lokey, Inc.	500	95,330
Interactive Brokers Group, Inc., Class A	4,392	287,940
Intercontinental Exchange, Inc.	5,740	1,060,924
Invesco Ltd.	3,845	80,783
Janus Henderson Group PLC	1,450	62,785
Jefferies Financial Group, Inc.	1,498	86,375
KKR & Co., Inc.	6,784	994,399
Lazard, Inc.	1,250	64,975
LPL Financial Holdings, Inc.	800	316,584
MarketAxess Holdings, Inc.	350	71,925
Moody's Corp.	1,590	820,011
Morgan Stanley	11,581	1,649,829
Morningstar, Inc.	250	69,115
MSCI, Inc.	770	432,247
Nasdaq, Inc.	4,240	407,973
Northern Trust Corp.	1,925	250,250
Raymond James Financial, Inc.	1,810	302,505
Robinhood Markets, Inc., Class A*	7,500	772,875
S&P Global, Inc.	3,089	1,702,348
SEI Investments Co.	1,040	91,645
State Street Corp.	2,870	320,723
Stifel Financial Corp.	1,050	119,826
T Rowe Price Group, Inc.	2,180	221,161
TPG, Inc.	1,200	68,484
Tradeweb Markets, Inc., Class A	1,100	152,405
Virtu Financial, Inc., Class A	650	28,691
XP, Inc., Class A	4,005	64,641
		$22,094,470
CONSUMER FINANCE − 0.6%
Ally Financial, Inc.	2,743	103,823
American Express Co.	5,540	1,658,177
Capital One Financial Corp.	6,328	1,360,520
Credit Acceptance Corp.*	50	24,514
OneMain Holdings, Inc.	1,145	66,170
SLM Corp.	2,360	75,048
SoFi Technologies, Inc.*	10,600	239,348
Synchrony Financial	3,970	276,590
		$3,804,190
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
FINANCIAL SERVICES − 4.1%
Affirm Holdings, Inc.*	2,750	$188,540
Apollo Global Management, Inc.	4,176	606,856
Berkshire Hathaway, Inc., Class B*	18,616	8,784,518
Block, Inc.*	5,430	419,522
Corebridge Financial, Inc.	2,450	87,122
Corpay, Inc.*	650	209,983
Equitable Holdings, Inc.	3,043	156,258
Euronet Worldwide, Inc.*	415	40,330
Fidelity National Information Services, Inc.	5,400	428,814
Fiserv, Inc.*	5,610	779,453
Global Payments, Inc.	2,513	200,914
Jack Henry & Associates, Inc.	700	118,871
Mastercard, Inc., Class A	8,220	4,656,383
MGIC Investment Corp.	2,550	66,045
Mr. Cooper Group, Inc.*	650	101,218
PayPal Holdings, Inc.*	9,815	674,879
Rocket Cos., Inc., Class A#	2,300	33,971
Shift4 Payments, Inc., Class A*,#	700	72,100
TFS Financial Corp.	850	11,144
Toast, Inc., Class A*	4,500	219,780
UWM Holdings Corp.	1,900	7,638
Visa, Inc., Class A	17,285	5,971,449
Voya Financial, Inc.	930	65,100
Western Union Co. (The)	2,690	21,655
WEX, Inc.*	315	53,449
		$23,975,992
INSURANCE − 2.0%
Aflac, Inc.	4,950	491,832
Allstate Corp. (The)	2,630	534,548
American Financial Group, Inc.	650	81,185
American International Group, Inc.	5,880	456,464
Aon PLC, Class A	2,100	746,991
Arch Capital Group Ltd.	3,620	311,537
Arthur J. Gallagher & Co.	2,530	726,742
Assurant, Inc.	530	99,269
Assured Guaranty Ltd.	500	42,290
Axis Capital Holdings Ltd.	780	73,195
Brighthouse Financial, Inc.*	700	33,495
Brown & Brown, Inc.	2,650	242,131
Chubb Ltd.	3,747	996,852
Cincinnati Financial Corp.	1,556	229,526
CNA Financial Corp.	150	6,650
Everest Group Ltd.	420	141,036
Fidelity National Financial, Inc.	2,391	134,924
First American Financial Corp.	978	58,729
Globe Life, Inc.	793	111,393
Hanover Insurance Group, Inc. (The)	350	60,071
Hartford Insurance Group, Inc. (The)	2,890	359,487
Kemper Corp.	523	32,212
Kinsale Capital Group, Inc.	200	88,138
Lincoln National Corp.	1,758	66,997
Loews Corp.	1,800	162,972
Markel Group, Inc.*	135	271,119
Marsh & McLennan Cos., Inc.	4,990	994,008
MetLife, Inc.	5,651	429,193
Old Republic International Corp.	2,018	72,991
Description	Number of Shares	Value
Primerica, Inc.	323	$85,798
Principal Financial Group, Inc.	2,240	174,339
Progressive Corp. (The)	5,930	1,435,297
Prudential Financial, Inc.	3,630	375,995
Reinsurance Group of America, Inc.	640	123,168
RenaissanceRe Holdings Ltd.	478	116,508
RLI Corp.	800	52,792
Ryan Specialty Holdings, Inc.	950	58,131
Travelers Cos., Inc. (The)	2,280	593,347
Unum Group	1,760	126,386
W.R. Berkley Corp.	2,945	202,645
White Mountains Insurance Group Ltd.	30	53,634
Willis Towers Watson PLC	1,000	315,810
		$11,769,827
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) − 0.1%
AGNC Investment Corp.#	9,585	90,386
Annaly Capital Management, Inc.	5,532	112,466
Rithm Capital Corp.	4,500	54,135
Starwood Property Trust, Inc.#	3,068	59,703
		$316,690
TOTAL FINANCIALS		$83,347,594
HEALTH CARE − 8.8%
BIOTECHNOLOGY − 1.8%
AbbVie, Inc.	17,711	3,347,733
Alnylam Pharmaceuticals, Inc.*	1,265	496,184
Amgen, Inc.	5,364	1,582,916
Apellis Pharmaceuticals, Inc.*	1,250	27,925
Biogen, Inc.*	1,400	179,200
BioMarin Pharmaceutical, Inc.*	1,950	112,808
Exact Sciences Corp.*	1,950	91,553
Exelixis, Inc.*	2,670	96,707
Gilead Sciences, Inc.	12,494	1,402,951
GRAIL, Inc.*	65	2,224
Halozyme Therapeutics, Inc.*	1,250	74,963
Incyte Corp.*	1,550	116,079
Insmed, Inc.*	1,800	193,104
Ionis Pharmaceuticals, Inc.*	1,480	63,610
Moderna, Inc.*	3,700	109,372
Natera, Inc.*	1,300	173,758
Neurocrine Biosciences, Inc.*	1,000	128,230
Regeneron Pharmaceuticals, Inc.	1,050	572,733
Revolution Medicines, Inc.*	1,700	63,359
Roivant Sciences Ltd.*	3,350	38,056
Sarepta Therapeutics, Inc.*,#	965	15,845
Summit Therapeutics, Inc.*,#	1,150	30,326
Ultragenyx Pharmaceutical, Inc.*	950	25,954
United Therapeutics Corp.*	435	119,494
Vertex Pharmaceuticals, Inc.*	2,573	1,175,527
Viking Therapeutics, Inc.*,#	1,000	32,570
		$10,273,181
HEALTH CARE EQUIPMENT & SUPPLIES − 2.0%
Abbott Laboratories	17,355	2,190,027
Align Technology, Inc.*	620	79,986
Baxter International, Inc.	5,230	113,805
Becton Dickinson & Co.	2,834	505,161
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Boston Scientific Corp.*	14,770	$1,549,668
Cooper Cos., Inc. (The)*	2,000	141,380
DENTSPLY SIRONA, Inc.	2,079	29,750
DexCom, Inc.*	3,895	314,599
Edwards Lifesciences Corp.*	5,806	460,474
Envista Holdings Corp.*	1,690	31,924
GE HealthCare Technologies, Inc.	4,600	328,072
Globus Medical, Inc., Class A*	1,200	63,156
Hologic, Inc.*	2,240	149,677
IDEXX Laboratories, Inc.*	780	416,762
Inspire Medical Systems, Inc.*	300	37,362
Insulet Corp.*	710	204,764
Intuitive Surgical, Inc.*	3,570	1,717,491
Masimo Corp.*	450	69,206
Medtronic PLC	12,876	1,161,930
Penumbra, Inc.*	350	88,295
ResMed, Inc.	1,470	399,752
Solventum Corp.*	1,415	100,974
STERIS PLC	1,000	226,490
Stryker Corp.	3,480	1,366,700
Teleflex, Inc.	460	54,970
Zimmer Biomet Holdings, Inc.	2,090	191,549
		$11,993,924
HEALTH CARE PROVIDERS & SERVICES − 1.4%
Acadia Healthcare Co., Inc.*	900	19,593
Amedisys, Inc.*	300	29,580
Cardinal Health, Inc.	2,360	366,319
Cencora, Inc.	1,810	517,805
Centene Corp.*	5,130	133,739
Chemed Corp.	150	61,845
Cigna Group (The)	2,667	713,102
CVS Health Corp.	12,621	783,764
DaVita, Inc.*	388	54,464
Elevance Health, Inc.	2,270	642,592
Encompass Health Corp.	1,080	118,919
HCA Healthcare, Inc.	1,750	619,482
Henry Schein, Inc.*	1,070	72,386
Humana, Inc.	1,230	307,340
Labcorp Holdings, Inc.	857	222,889
McKesson Corp.	1,280	887,731
Molina Healthcare, Inc.*	555	87,618
Premier, Inc., Class A#	500	10,740
Quest Diagnostics, Inc.	1,100	184,151
Tenet Healthcare Corp.*	895	144,346
UnitedHealth Group, Inc.	9,045	2,257,270
Universal Health Services, Inc., Class B	510	84,889
		$8,320,564
HEALTH CARE TECHNOLOGY − 0.1%
Certara, Inc.*	1,450	14,268
Doximity, Inc., Class A*	1,350	79,312
Veeva Systems, Inc., Class A*	1,500	426,300
		$519,880
LIFE SCIENCES TOOLS & SERVICES − 0.9%
Agilent Technologies, Inc.	2,890	331,801
Avantor, Inc.*	6,495	87,293
Description	Number of Shares	Value
Bio-Rad Laboratories, Inc., Class A*	190	$45,971
Bio-Techne Corp.	1,550	84,831
Bruker Corp.	1,000	38,430
Charles River Laboratories International, Inc.*	520	88,213
Danaher Corp.	6,440	1,269,710
Fortrea Holdings, Inc.*	702	4,029
Illumina, Inc.*	1,590	163,309
IQVIA Holdings, Inc.*	1,730	321,538
Medpace Holdings, Inc.*	200	85,440
Mettler-Toledo International, Inc.*	210	259,073
QIAGEN NV	2,204	108,745
Repligen Corp.*	550	64,389
Revvity, Inc.	1,210	106,359
Sotera Health Co.*	990	11,375
Tempus AI, Inc.*,#	650	36,784
Thermo Fisher Scientific, Inc.	3,800	1,777,184
Waters Corp.*	570	164,593
West Pharmaceutical Services, Inc.	700	167,482
		$5,216,549
PHARMACEUTICALS − 2.6%
Bristol-Myers Squibb Co.	20,426	884,650
Corcept Therapeutics, Inc.*	950	63,812
Elanco Animal Health, Inc.*	4,750	64,980
Eli Lilly & Co.	8,010	5,927,961
Jazz Pharmaceuticals PLC*	610	69,924
Johnson & Johnson	24,110	3,971,881
Merck & Co., Inc.	25,206	1,969,093
Organon & Co.	2,616	25,375
Perrigo Co. PLC	1,458	38,885
Pfizer, Inc.	56,753	1,321,777
Royalty Pharma PLC, Class A	4,050	149,040
Viatris, Inc.	11,305	98,806
Zoetis, Inc.	4,461	650,369
		$15,236,553
TOTAL HEALTH CARE		$51,560,651
INDUSTRIALS − 9.5%
AEROSPACE & DEFENSE − 2.3%
ATI, Inc.*	1,400	107,716
Axon Enterprise, Inc.*	730	551,508
Boeing Co. (The)*	7,340	1,628,306
BWX Technologies, Inc.	875	132,939
Curtiss-Wright Corp.	385	188,735
General Dynamics Corp.	2,530	788,373
General Electric Co.	10,625	2,880,225
HEICO Corp.#	450	147,060
HEICO Corp., Class A	702	181,179
Hexcel Corp.	800	47,928
Howmet Aerospace, Inc.	4,046	727,349
Huntington Ingalls Industries, Inc.	405	112,938
Karman Holdings, Inc.*	250	12,925
L3Harris Technologies, Inc.	1,882	517,211
Leonardo DRS, Inc.	700	29,120
Loar Holdings, Inc.*	400	29,564
Lockheed Martin Corp.	2,090	879,848
Northrop Grumman Corp.	1,370	789,956
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Rocket Lab Corp.*	3,900	$179,088
RTX Corp.	13,504	2,127,825
Spirit AeroSystems Holdings, Inc., Class A*	1,240	48,856
StandardAero, Inc.*	1,200	34,260
Textron, Inc.	1,803	140,219
TransDigm Group, Inc.	560	900,738
Woodward, Inc.	575	147,821
		$13,331,687
AIR FREIGHT & LOGISTICS − 0.2%
C.H. Robinson Worldwide, Inc.	1,234	142,305
Expeditors International of Washington, Inc.	1,430	166,223
FedEx Corp.	2,155	481,621
GXO Logistics, Inc.*	1,195	59,403
United Parcel Service, Inc., Class B	7,360	634,138
		$1,483,690
BUILDING PRODUCTS − 0.6%
A.O. Smith Corp.	1,300	92,027
AAON, Inc.#	750	62,625
Advanced Drainage Systems, Inc.	750	86,063
Allegion PLC	833	138,211
Armstrong World Industries, Inc.	428	80,537
Builders FirstSource, Inc.*	1,120	142,386
Carlisle Cos., Inc.	440	156,072
Carrier Global Corp.	8,100	555,822
Fortune Brands Innovations, Inc.	1,310	71,447
Hayward Holdings, Inc.*	1,350	20,763
Johnson Controls International PLC	6,681	701,505
Lennox International, Inc.	300	182,700
Masco Corp.	2,080	141,710
Owens Corning	898	125,208
Simpson Manufacturing Co., Inc.	350	62,801
Trane Technologies PLC	2,250	985,680
Trex Co., Inc.*	1,044	67,067
		$3,672,624
COMMERCIAL SERVICES & SUPPLIES − 0.6%
Cintas Corp.	3,490	776,699
Clean Harbors, Inc.*	510	120,263
Copart, Inc.*	8,850	401,171
MSA Safety, Inc.	350	62,255
RB Global, Inc.	1,926	208,509
Republic Services, Inc.	2,050	472,832
Rollins, Inc.	2,800	160,356
Tetra Tech, Inc.	2,500	91,850
Veralto Corp.	2,373	248,762
Vestis Corp.	1,491	9,035
Waste Management, Inc.	3,710	850,184
		$3,401,916
CONSTRUCTION & ENGINEERING − 0.3%
AECOM	1,255	141,489
API Group Corp.*	4,000	144,280
Comfort Systems USA, Inc.	350	246,155
EMCOR Group, Inc.	450	282,371
Everus Construction Group, Inc.*	520	38,615
MasTec, Inc.*	600	113,526
Quanta Services, Inc.	1,473	598,229
Description	Number of Shares	Value
Valmont Industries, Inc.	210	$76,430
WillScot Holdings Corp.	1,995	58,553
		$1,699,648
ELECTRICAL EQUIPMENT − 1.1%
Acuity, Inc.	310	96,519
AMETEK, Inc.	2,390	441,791
Eaton Corp. PLC	3,938	1,515,027
Emerson Electric Co.	5,690	827,952
GE Vernova, Inc.	2,761	1,823,061
Generac Holdings, Inc.*	597	116,230
Hubbell, Inc.	540	236,239
nVent Electric PLC	1,566	122,806
Regal Rexnord Corp.	700	107,016
Rockwell Automation, Inc.	1,120	393,915
Sensata Technologies Holding PLC	1,348	41,464
Vertiv Holdings Co., Class A	3,780	550,368
		$6,272,388
GROUND TRANSPORTATION − 0.9%
Avis Budget Group, Inc.*,#	195	33,197
CSX Corp.	18,870	670,640
JB Hunt Transport Services, Inc.	820	118,121
Knight-Swift Transportation Holdings, Inc.	1,755	74,588
Landstar System, Inc.	390	52,014
Lyft, Inc., Class A*	4,000	56,240
Norfolk Southern Corp.	2,310	642,180
Old Dominion Freight Line, Inc.	1,850	276,113
Ryder System, Inc.	440	78,192
Saia, Inc.*	290	87,650
Schneider National, Inc., Class B	618	15,110
Uber Technologies, Inc.*	20,310	1,782,202
U-Haul Holding Co.*,#	213	12,324
U-Haul Holding Co.	817	42,484
Union Pacific Corp.	5,990	1,329,600
XPO, Inc.*	1,200	144,348
		$5,415,003
INDUSTRIAL CONGLOMERATES − 0.4%
3M Co.	5,400	805,788
Honeywell International, Inc.	6,500	1,445,275
		$2,251,063
MACHINERY − 1.7%
AGCO Corp.	595	70,192
Allison Transmission Holdings, Inc.	850	76,559
Caterpillar, Inc.	4,650	2,036,793
CNH Industrial NV	8,900	115,344
Crane Co.	500	97,885
Cummins, Inc.	1,380	507,316
Deere & Co.	2,450	1,284,706
Donaldson Co., Inc.	1,160	83,485
Dover Corp.	1,320	239,105
Esab Corp.	499	66,951
Flowserve Corp.	1,248	69,938
Fortive Corp.	3,640	174,465
Gates Industrial Corp. PLC*	2,575	63,860
Graco, Inc.	1,670	140,247
IDEX Corp.	770	125,903
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Illinois Tool Works, Inc.	2,950	$755,111
Ingersoll Rand, Inc.	4,144	350,707
ITT, Inc.	835	141,917
Lincoln Electric Holdings, Inc.	550	133,925
Middleby Corp. (The)*	500	72,600
Mueller Industries, Inc.	1,000	85,370
Nordson Corp.	550	117,815
Oshkosh Corp.	640	80,979
Otis Worldwide Corp.	3,975	340,618
PACCAR, Inc.	5,260	519,478
Parker-Hannifin Corp.	1,310	958,789
Pentair PLC	1,714	175,171
RBC Bearings, Inc.*	300	116,202
Snap-on, Inc.	530	170,231
Stanley Black & Decker, Inc.	1,470	99,445
Timken Co. (The)	650	49,459
Toro Co. (The)	1,080	80,190
Westinghouse Air Brake Technologies Corp.	1,745	335,127
Xylem, Inc.	2,410	348,534
		$10,084,417
MARINE TRANSPORTATION − 0.0%**
Kirby Corp.*	600	57,186
PASSENGER AIRLINES − 0.1%
Alaska Air Group, Inc.*	1,175	62,228
American Airlines Group, Inc.*	6,468	74,317
Delta Air Lines, Inc.	6,565	349,324
Southwest Airlines Co.	5,180	160,217
United Airlines Holdings, Inc.*	3,303	291,688
		$937,774
PROFESSIONAL SERVICES − 0.8%
Amentum Holdings, Inc.*	1,526	38,104
Automatic Data Processing, Inc.	4,100	1,268,950
Booz Allen Hamilton Holding Corp.	1,250	134,162
Broadridge Financial Solutions, Inc.	1,170	289,587
CACI International, Inc., Class A*	203	93,496
Clarivate PLC*	2,400	9,240
Concentrix Corp.	543	28,220
Dayforce, Inc.*	1,425	82,180
Dun & Bradstreet Holdings, Inc.	3,080	28,028
Equifax, Inc.	1,230	295,483
ExlService Holdings, Inc.*	1,500	65,145
FTI Consulting, Inc.*	350	58,223
Genpact Ltd.	1,595	70,260
Jacobs Solutions, Inc.	1,150	163,150
KBR, Inc.	1,250	58,425
Leidos Holdings, Inc.	1,250	199,562
ManpowerGroup, Inc.	505	20,831
Parsons Corp.*	450	33,390
Paychex, Inc.	3,320	479,176
Paycom Software, Inc.	500	115,770
Paylocity Holding Corp.*	435	80,423
Robert Half, Inc.	1,048	38,682
Science Applications International Corp.	400	44,592
SS&C Technologies Holdings, Inc.	2,250	192,330
TransUnion	2,050	195,139
Description	Number of Shares	Value
Verisk Analytics, Inc.	1,440	$401,342
		$4,483,890
TRADING COMPANIES & DISTRIBUTORS − 0.5%
Air Lease Corp.	1,095	60,663
Applied Industrial Technologies, Inc.	400	108,600
Core & Main, Inc., Class A*	1,895	120,598
Fastenal Co.	11,560	533,263
Ferguson Enterprises, Inc.	1,970	439,960
FTAI Aviation Ltd.	950	130,729
MSC Industrial Direct Co., Inc., Class A	340	29,451
QXO, Inc.*,#	5,950	119,357
SiteOne Landscape Supply, Inc.*	400	55,132
United Rentals, Inc.	670	591,570
Watsco, Inc.	350	157,808
WESCO International, Inc.	440	91,062
WW Grainger, Inc.	445	462,595
		$2,900,788
TOTAL INDUSTRIALS		$55,992,074
INFORMATION TECHNOLOGY(2) − 32.4%
COMMUNICATIONS EQUIPMENT − 0.9%
Arista Networks, Inc.*	10,460	1,288,881
Ciena Corp.*	1,373	127,469
Cisco Systems, Inc.	40,160	2,734,093
F5, Inc.*	613	192,126
Lumentum Holdings, Inc.*	740	81,459
Motorola Solutions, Inc.	1,740	763,825
Ubiquiti, Inc.	50	21,774
		$5,209,627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 0.7%
Amphenol Corp., Class A	12,080	1,286,641
Arrow Electronics, Inc.*	535	62,060
Avnet, Inc.	850	44,999
CDW Corp.	1,340	233,669
Cognex Corp.	1,600	65,232
Coherent Corp.*	1,568	168,717
Corning, Inc.	7,920	500,861
Crane NXT Co.	600	35,604
Flex Ltd.*	3,750	187,012
IPG Photonics Corp.*	230	17,225
Jabil, Inc.	1,058	236,114
Keysight Technologies, Inc.*	1,800	295,038
Littelfuse, Inc.	243	62,531
Ralliant Corp.*	1,213	55,458
TD SYNNEX Corp.	793	114,501
Teledyne Technologies, Inc.*	443	244,102
Trimble, Inc.*	2,430	203,853
Vontier Corp.	1,636	67,845
Zebra Technologies Corp., Class A*	500	169,510
		$4,050,972
IT SERVICES − 1.3%
Accenture PLC, Class A	6,310	1,685,401
Akamai Technologies, Inc.*	1,500	114,465
Amdocs Ltd.	1,070	91,335
Cloudflare, Inc., Class A*	3,100	643,808
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Cognizant Technology Solutions Corp., Class A	5,010	$359,518
DXC Technology Co.*	1,756	23,899
EPAM Systems, Inc.*	550	86,741
Gartner, Inc.*	750	253,988
Globant SA*	400	33,704
GoDaddy, Inc., Class A*	1,360	219,749
International Business Machines Corp.	9,330	2,361,889
Kyndryl Holdings, Inc.*	2,412	91,101
MongoDB, Inc.*	815	193,880
Okta, Inc.*	1,600	156,480
Snowflake, Inc., Class A*	3,180	710,730
Twilio, Inc., Class A*	1,400	180,600
VeriSign, Inc.	800	215,096
		$7,422,384
MEDIA − 0.0%**
DoubleVerify Holdings, Inc.*	1,350	20,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 12.2%
Advanced Micro Devices, Inc.*	16,268	2,868,211
Allegro MicroSystems, Inc.*	1,250	39,263
Amkor Technology, Inc.	1,400	31,584
Analog Devices, Inc.	5,032	1,130,338
Applied Materials, Inc.	8,200	1,476,492
Astera Labs, Inc.*	1,450	198,258
Broadcom, Inc.	46,480	13,651,176
Cirrus Logic, Inc.*	550	55,391
Enphase Energy, Inc.*	1,350	43,686
Entegris, Inc.	1,500	117,690
First Solar, Inc.*	1,050	183,466
GLOBALFOUNDRIES, Inc.*	950	35,521
Intel Corp.	44,080	872,784
KLA Corp.	1,360	1,195,481
Lam Research Corp.	12,940	1,227,230
Lattice Semiconductor Corp.*	1,400	69,762
MACOM Technology Solutions Holdings, Inc.*	600	82,284
Marvell Technology, Inc.	8,711	700,103
Microchip Technology, Inc.	5,428	366,879
Micron Technology, Inc.	11,180	1,220,185
MKS, Inc	733	69,767
Monolithic Power Systems, Inc.	480	341,395
NVIDIA Corp.	235,740	41,931,074
ON Semiconductor Corp.*	4,278	241,108
Onto Innovation, Inc.*	500	47,375
Qorvo, Inc.*	900	75,240
QUALCOMM, Inc.	11,020	1,617,295
Skyworks Solutions, Inc.	1,600	109,664
Teradyne, Inc.	1,650	177,259
Texas Instruments, Inc.	9,140	1,654,888
Universal Display Corp.	400	57,760
Wolfspeed, Inc.*,#	1,400	2,100
		$71,890,709
SOFTWARE − 11.7%
Adobe, Inc.*	4,320	1,545,221
Appfolio, Inc., Class A*	200	53,476
AppLovin Corp., Class A*	2,400	937,680
Atlassian Corp., Class A*	1,650	316,437
Aurora Innovation, Inc.*	9,950	57,810
Description	Number of Shares	Value
Autodesk, Inc.*	2,130	$645,624
Bentley Systems, Inc., Class B	1,500	86,970
BILL Holdings, Inc.*	1,000	42,850
Cadence Design Systems, Inc.*	2,750	1,002,567
CCC Intelligent Solutions Holdings, Inc.*	4,200	40,614
Confluent, Inc., Class A*	2,650	46,971
Crowdstrike Holdings, Inc., Class A*	2,469	1,122,333
Datadog, Inc., Class A*	3,148	440,657
Docusign, Inc.*	2,070	156,575
Dolby Laboratories, Inc., Class A	490	36,917
Dropbox, Inc., Class A*	2,300	62,491
Dynatrace, Inc.*	2,923	153,779
Elastic NV*	950	79,515
Fair Isaac Corp.*	240	344,813
Five9, Inc.*	93	2,402
Fortinet, Inc.*	6,330	632,367
Gen Digital, Inc.	5,620	165,734
Gitlab, Inc., Class A*	1,300	56,953
Guidewire Software, Inc.*	850	192,287
HubSpot, Inc.*	533	276,973
Informatica, Inc., Class A*	950	23,465
Intuit, Inc.	2,760	2,166,959
Manhattan Associates, Inc.*	623	136,848
Microsoft Corp.	74,744	39,875,924
MicroStrategy, Inc., Class A*,#	2,500	1,004,650
N-Able, Inc.*	436	3,523
nCino, Inc.*,#	795	22,200
Nutanix, Inc., Class A*	2,600	195,442
Oracle Corp.	16,630	4,220,195
Palantir Technologies, Inc., Class A*	21,960	3,477,366
Palo Alto Networks, Inc.*	6,560	1,138,816
Pegasystems, Inc.	840	49,316
Procore Technologies, Inc.*	1,150	82,375
PTC, Inc.*	1,250	268,512
RingCentral, Inc., Class A*	600	15,294
Roper Technologies, Inc.	1,100	605,440
Rubrik, Inc., Class A*	950	90,203
SailPoint, Inc.*	500	11,170
Salesforce, Inc.	9,376	2,422,102
Samsara, Inc., Class A*	2,700	102,681
SentinelOne, Inc., Class A*	2,900	53,186
ServiceNow, Inc.*	2,080	1,961,690
Synopsys, Inc.*	1,859	1,177,621
Teradata Corp.*	1,070	22,395
Tyler Technologies, Inc.*	410	239,670
UiPath, Inc., Class A*	4,700	55,225
Unity Software, Inc.*	3,010	100,414
Workday, Inc., Class A*	2,150	493,167
Zoom Communications, Inc., Class A*	2,628	194,603
Zscaler, Inc.*	950	271,282
		$68,981,750
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 5.6%
Apple, Inc.	148,500	30,824,145
Dell Technologies, Inc., Class C	3,200	424,608
Hewlett Packard Enterprise Co.	13,690	283,246
HP, Inc.	9,740	241,552
NetApp, Inc.	2,053	213,779
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Pure Storage, Inc., Class A*	2,995	$178,262
Sandisk Corp.*	3,977	170,693
Super Micro Computer, Inc.*	5,150	303,696
Western Digital Corp.	3,483	274,077
		$32,914,058
TOTAL INFORMATION TECHNOLOGY		$190,490,182
MATERIALS − 2.1%
CHEMICALS − 1.1%
Air Products & Chemicals, Inc.	2,170	624,699
Albemarle Corp.	1,145	77,688
Ashland, Inc.	390	20,108
Axalta Coating Systems Ltd.*	2,090	59,189
Celanese Corp.	990	51,708
CF Industries Holdings, Inc.	1,600	148,528
Corteva, Inc.	6,852	494,235
Dow, Inc.	7,109	165,569
DuPont de Nemours, Inc.	4,212	302,843
Eastman Chemical Co.	1,010	73,336
Ecolab, Inc.	2,450	641,312
Element Solutions, Inc.	2,040	48,144
FMC Corp.	1,190	46,458
Huntsman Corp.	1,100	10,670
International Flavors & Fragrances, Inc.	2,440	173,313
Linde PLC	4,590	2,112,593
LyondellBasell Industries NV, Class A	2,450	141,928
Mosaic Co. (The)	3,265	117,573
NewMarket Corp.	50	34,350
Olin Corp.	900	17,046
PPG Industries, Inc.	2,200	232,100
RPM International, Inc.	1,300	152,633
Scotts Miracle-Gro Co. (The)	495	31,017
Sherwin-Williams Co. (The)	2,290	757,715
Westlake Corp.	250	19,825
		$6,554,580
CONSTRUCTION MATERIALS − 0.3%
CRH PLC	6,530	623,288
Eagle Materials, Inc.	350	78,502
James Hardie Industries PLC*	1,451	37,639
Martin Marietta Materials, Inc.	600	344,928
Vulcan Materials Co.	1,290	354,324
		$1,438,681
CONTAINERS & PACKAGING − 0.3%
Amcor PLC	23,212	217,032
AptarGroup, Inc.	695	109,212
Avery Dennison Corp.	800	134,216
Ball Corp.	2,740	156,892
Crown Holdings, Inc.	1,068	106,117
Graphic Packaging Holding Co.	2,705	60,484
International Paper Co.	5,250	245,385
Packaging Corp. of America	900	174,375
Sealed Air Corp.	1,400	40,978
Silgan Holdings, Inc.	805	37,457
Smurfit WestRock PLC	5,200	230,776
Description	Number of Shares	Value
Sonoco Products Co.	1,030	$46,422
		$1,559,346
METALS & MINING − 0.4%
Alcoa Corp.	2,600	77,922
Anglogold Ashanti PLC	4,950	228,938
Carpenter Technology Corp.	500	124,695
Cleveland-Cliffs, Inc.*	5,450	57,334
Freeport-McMoRan, Inc.	14,050	565,372
MP Materials Corp.*,#	1,095	67,343
Newmont Corp.	10,860	674,406
Nucor Corp.	2,150	307,601
Reliance, Inc.	500	145,065
Royal Gold, Inc.	608	92,063
Southern Copper Corp.	834	78,529
Steel Dynamics, Inc.	1,350	172,206
		$2,591,474
PAPER & FOREST PRODUCTS − 0.0%**
Louisiana-Pacific Corp.	650	58,766
Magnera Corp.*	384	4,781
		$63,547
TOTAL MATERIALS		$12,207,628
REAL ESTATE − 2.3%
DIVERSIFIED REITS − 0.0%**
WP Carey, Inc.	2,200	141,152
HEALTH CARE REITS − 0.3%
Alexandria Real Estate Equities, Inc.	1,665	127,256
Healthcare Realty Trust, Inc.	3,380	51,917
Healthpeak Properties, Inc.	7,280	123,323
Medical Properties Trust, Inc.	6,750	27,810
Omega Healthcare Investors, Inc.	2,850	110,865
Ventas, Inc.	4,186	281,216
Welltower, Inc.	6,520	1,076,256
		$1,798,643
HOTEL & RESORT REITS − 0.0%**
Host Hotels & Resorts, Inc.	6,680	105,010
Park Hotels & Resorts, Inc.	1,400	14,924
		$119,934
INDUSTRIAL REITS − 0.2%
Americold Realty Trust, Inc.	2,940	47,275
EastGroup Properties, Inc.	495	80,804
First Industrial Realty Trust, Inc.	1,400	68,208
Lineage, Inc.	700	30,205
Prologis, Inc.	9,378	1,001,383
Rexford Industrial Realty, Inc.	2,265	82,741
STAG Industrial, Inc.	1,725	59,219
		$1,369,835
OFFICE REITS − 0.1%
BXP, Inc.	1,500	98,145
Cousins Properties, Inc.	1,833	49,674
Highwoods Properties, Inc.	1,290	37,423
Kilroy Realty Corp.#	1,060	39,072
NET Lease Office Properties*	182	6,040
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Vornado Realty Trust	1,876	$72,076
		$302,430
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.2%
CBRE Group, Inc., Class A*	3,010	468,777
CoStar Group, Inc.*	4,300	409,317
Howard Hughes Holdings, Inc.*	258	17,732
Jones Lang LaSalle, Inc.*	478	129,232
Seaport Entertainment Group, Inc.*	28	646
Zillow Group, Inc., Class A*	650	49,888
Zillow Group, Inc., Class C*	1,495	118,927
		$1,194,519
RESIDENTIAL REITS − 0.3%
American Homes 4 Rent, Class A	3,450	119,681
AvalonBay Communities, Inc.	1,472	274,204
Camden Property Trust	1,020	111,384
Equity LifeStyle Properties, Inc.	1,950	116,844
Equity Residential	3,850	243,320
Essex Property Trust, Inc.	673	175,101
Invitation Homes, Inc.	6,285	192,635
Mid-America Apartment Communities, Inc.	1,171	166,786
Sun Communities, Inc.	1,300	161,239
UDR, Inc.	3,480	136,729
		$1,697,923
RETAIL REITS − 0.3%
Agree Realty Corp.	1,050	75,285
Brixmor Property Group, Inc.	3,150	82,309
Federal Realty Investment Trust	848	78,152
Kimco Realty Corp.	6,956	147,676
NNN REIT, Inc.	1,965	81,076
Realty Income Corp.	8,889	498,940
Regency Centers Corp.	1,783	127,306
Simon Property Group, Inc.	3,243	531,171
		$1,621,915
SPECIALIZED REITS − 0.9%
American Tower Corp.	4,710	981,517
Crown Castle, Inc.	4,290	450,836
CubeSmart	2,383	92,723
Digital Realty Trust, Inc.	3,360	592,838
EPR Properties	700	38,528
Equinix, Inc.	981	770,252
Extra Space Storage, Inc.	2,162	290,486
Gaming and Leisure Properties, Inc.	2,709	123,476
Iron Mountain, Inc.	3,006	292,664
Lamar Advertising Co., Class A	900	110,025
Millrose Properties, Inc., Class A	1,393	41,776
National Storage Affiliates Trust	750	22,095
Public Storage	1,610	437,823
Rayonier, Inc.	1,512	35,245
SBA Communications Corp.	1,100	247,192
VICI Properties, Inc.	10,938	356,579
Weyerhaeuser Co.	6,882	172,394
		$5,056,449
TOTAL REAL ESTATE		$13,302,800
Description	Number of Shares	Value
UTILITIES − 2.4%
ELECTRIC UTILITIES − 1.4%
Alliant Energy Corp.	2,600	$169,026
American Electric Power Co., Inc.	5,450	616,613
Constellation Energy Corp.	3,123	1,086,304
Duke Energy Corp.	7,785	946,967
Edison International	3,850	200,662
Entergy Corp.	4,350	393,370
Evergy, Inc.	2,300	162,840
Eversource Energy	3,600	237,960
Exelon Corp.	10,250	460,635
FirstEnergy Corp.	5,550	237,041
IDACORP, Inc.	450	56,399
NextEra Energy, Inc.	20,710	1,471,653
NRG Energy, Inc.	1,975	330,220
OGE Energy Corp.	1,763	80,075
PG&E Corp.	22,000	308,440
Pinnacle West Capital Corp.#	1,150	104,213
PPL Corp.	7,400	264,106
Southern Co. (The)	10,950	1,034,556
Xcel Energy, Inc.	5,800	425,952
		$8,587,032
GAS UTILITIES − 0.1%
Atmos Energy Corp.	1,640	255,709
MDU Resources Group, Inc.	1,780	30,705
National Fuel Gas Co.	870	75,507
UGI Corp.	2,250	81,405
		$443,326
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS − 0.2%
AES Corp. (The)	7,450	97,968
Brookfield Renewable Corp.	1,565	57,326
Clearway Energy, Inc., Class C	850	27,736
Talen Energy Corp.*	750	283,177
Vistra Corp.	3,425	714,249
		$1,180,456
MULTI-UTILITIES − 0.6%
Ameren Corp.	2,700	273,051
CenterPoint Energy, Inc.	6,500	252,330
CMS Energy Corp.	3,100	228,780
Consolidated Edison, Inc.	3,500	362,250
Dominion Energy, Inc.	8,523	498,169
DTE Energy Co.	2,100	290,661
NiSource, Inc.	4,800	203,760
Public Service Enterprise Group, Inc.	5,040	452,542
Sempra	6,450	526,836
WEC Energy Group, Inc.	3,250	354,510
		$3,442,889
WATER UTILITIES − 0.1%
American Water Works Co., Inc.	1,950	273,468
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Essential Utilities, Inc.	2,900	$106,720
		$380,188
TOTAL UTILITIES		$14,033,891
TOTAL COMMON STOCKS (COST $124,717,185)		$586,981,256
PREFERRED STOCK − 0.0%**
REAL ESTATE − 0.0%**
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.0%**
Brookfield Property Preferred LP 6.25%#	400	6,500
TOTAL REAL ESTATE		$6,500
TOTAL PREFERRED STOCK (COST $9,880)		$6,500
RIGHTS − 0.0%**
ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—
Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	3
Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—
TOTAL RIGHTS (COST $0)		$3
WARRANTS − 0.0%**
Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	36,437
TOTAL WARRANTS (COST $0)		$36,437
INVESTMENT COMPANIES − 0.1%
EQUITY FUNDS − 0.1%
iShares Russell 1000 ETF#	760	263,994
iShares Russell 1000 Growth ETF	290	127,719
iShares Russell 1000 Value ETF#	620	121,160
TOTAL EQUITY FUNDS		$512,873
TOTAL INVESTMENT COMPANIES (COST $444,170)		$512,873

Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 0.4%
REPURCHASE AGREEMENTS − 0.4%
Bank of America Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $306,001, collateralized by a U.S. Treasury Security, 3.88%, maturing 7/31/27; total market value of $312,083.	$305,964	305,964
Description	Par Value	Value
Citadel Securities LLC, 4.43%, dated 7/31/25, due 8/01/25, repurchase price $515,880, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/14/25 to 5/15/55; total market value of $526,198.	$515,817	$515,817
HSBC Securities USA, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $515,879, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 4/15/27 to 11/15/54; total market value of $526,133.	515,817	515,817
JP Morgan Securities LLC, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $515,879, collateralized by U.S. Treasury Securities, 0.13% to 4.75%, maturing 2/15/41 to 8/15/52; total market value of $526,133.	515,817	515,817
Mizuho Securities USA, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $296,654, collateralized by U.S. Treasury Securities, 0.38% to 4.25%, maturing 6/30/27 to 6/30/31; total market value of $302,550.	296,618	296,618
Natwest Markets Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $515,879, collateralized by U.S. Treasury Securities, 2.88% to 4.63%, maturing 4/30/29 to 5/15/32; total market value of $526,133.	515,817	515,817
TD Securities, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $63,349, collateralized by U.S. Treasury Securities, 1.50% to 4.63%, maturing 8/15/26 to 2/15/35; total market value of $64,608.	63,341	63,341
TOTAL REPURCHASE AGREEMENTS (COST $2,729,191)		$2,729,191
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,729,191)		$2,729,191
TOTAL INVESTMENTS − 100.4% (COST $127,900,426)		$590,266,260
COLLATERAL FOR SECURITIES ON LOAN − (0.5%)		(2,729,191)
OTHER ASSETS LESS LIABILITIES − 0.1%		240,783
TOTAL NET ASSETS − 100.0%		$587,777,852
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$586,981,256	$—	$— (a)	$586,981,256
Preferred Stock	6,500	—	—	6,500
Rights	3	—	— (a)	3
Warrants	36,437	—	—	36,437
Investment Companies	512,873	—	—	512,873
Repurchase Agreements	—	2,729,191	—	2,729,191
Total	$587,537,069	$2,729,191	$—	$590,266,260

(a)	Includes internally fair valued securities currently priced at zero ($0).
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

(2)
As of July 31, 2025, the Fund had a significant portion of its assets invested in this sector. Any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.

The following acronyms are used throughout this Portfolio of Investments:
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LLC	Limited Liability Corporation
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2025 (unaudited)